Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2024
Related party transactions [abstract]
Schedule of Schedule of Compensation For Key Management

(in thousands)	2024 $	2023 $	2022 $
Salaries and other short-term benefits	2,454	2,632	2,531
Severance (included in salaries)	60	183	8
Share-based payments expense	928	986	1,388
Director compensation (included in salaries)	343	335	355
	3,785	4,136	4,282